Leases (Tables)	12 Months Ended
Dec. 31, 2021
19. Leases
Lessee, Operating Lease and additional information
As at December 31 December 31
millions of Canadian dollars

Classification 2021 2020
Right-of-use asset Other long-term assets $ 58 $

61
Lease liabilities

Current
Other current liabilities 3 3

Long-term
Other long-term liabilities 59

60
Total

lease liabilities
$ 62 $

63
Additional information related to Emera's leases is as follows:
Year ended December
For the 2021 2020
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows for operating leases (millions of Canadian dollars)
$ 7 $ 7
Right-of-use assets obtained in exchange for lease obligations:

Operating leases (millions of Canadian dollars)
$ - $ 7
Weighted average remaining lease term (years) 44

43
Weighted average discount rate-

operating leases
3.98% 3.96%

Future minimum lease payments under non-cancellable operating leases
Future minimum lease payments under non-cancellable operating leases for each of the next five years
and in aggregate thereafter are as follows:
millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Minimum lease payments $ 5 $ 6 $ 5 $ 4 $ 3 $

112 $

135
Less imputed interest (73)
Total $

62

Net Investment in direct finance leases
As at December 31 December 31
millions of Canadian dollars

2021 2020
Total

minimum lease payment to be received
$

947 $

1,018
Less: amounts representing estimated executory costs (165) (179)
Minimum lease payments receivable $

782 $

839
Estimated residual value of leased property (unguaranteed)

183

183
Less: unearned finance lease income (443) (487)
Net investment in direct finance and sales-type leases $

522 $ 535
Principal due within one year (included in "Receivables and other current assets")

19

18
Net investment in sales-type leases - long-term (included in "Other long-term assets")

41 42
Net Investment in direct finance leases - long-term $ 462 $ 475

Future minimum lease payments to be received for the next five years
As at December 31, 2021, future minimum lease payments

to be received for each of the next five years
and in aggregate thereafter are as follows:
millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Minimum lease payments to be
received
$

78 $

77 $

79 $

80 $

78 $

555 $

947
Less: executory costs (165)
Total $

782